Pioneer International Equity Fund
Schedule of Investments  |  August 31, 2023

A: PIIFX	C: PCITX	K: PIEKX	Y: INVYX

Schedule of Investments  |  8/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 97.9%
	Common Stocks — 96.2% of Net Assets
	Aerospace & Defense — 1.9%
160,723	Hensoldt AG	$ 5,215,747
	Total Aerospace & Defense	$5,215,747

	Automobile Components — 1.5%
102,300	Bridgestone Corp.	$ 3,971,672
	Total Automobile Components	$3,971,672

	Automobiles — 2.1%
302,300	Subaru Corp.	$ 5,820,304
	Total Automobiles	$5,820,304

	Banks — 14.9%
505,138	ABN AMRO Bank NV (C.V.A.) (144A)	$ 7,445,592
46,500	Bank of Kyoto, Ltd.	2,687,218
432,603	FinecoBank Banca Fineco S.p.A.	5,924,234
563,953	Grupo Financiero Banorte S.A.B de CV, Class O	4,776,757
238,312	KB Financial Group, Inc.	9,688,447
130,400	Sumitomo Mitsui Financial Group, Inc.	5,981,001
173,847	UniCredit S.p.A.	4,254,138
	Total Banks	$40,757,387

	Biotechnology — 0.3%
6,819(a)	BioNTech SE (A.D.R.)	$ 824,622
	Total Biotechnology	$824,622

	Broadline Retail — 3.0%
695,600(a)	Alibaba Group Holding, Ltd.	$ 8,080,892
	Total Broadline Retail	$8,080,892

	Capital Markets — 5.7%
78,859	Euronext NV (144A)	$ 5,683,083
366,394	UBS Group AG	9,727,249
	Total Capital Markets	$15,410,332

	Construction Materials — 3.6%
169,202	CRH Plc	$ 9,712,165
	Total Construction Materials	$9,712,165

	Consumer Staples Distribution & Retail — 2.5%
21,796+#	Magnit PJSC	$ 69,122
165,000	Seven & i Holdings Co., Ltd.	6,771,978
	Total Consumer Staples Distribution & Retail	$6,841,100

1Pioneer International Equity Fund |  | 8/31/23

Shares		Value
	Containers & Packaging — 1.1%
72,299	Smurfit Kappa Group Plc	$ 3,033,301
	Total Containers & Packaging	$3,033,301

	Diversified Telecommunication Services — 1.7%
218,672	Deutsche Telekom AG	$ 4,681,257
	Total Diversified Telecommunication Services	$4,681,257

	Electrical Equipment — 4.6%
519,500	Mitsubishi Electric Corp.	$ 6,794,723
33,691	Schneider Electric SE	5,766,276
	Total Electrical Equipment	$12,560,999

	Food Products — 2.4%
260,876	Associated British Foods Plc	$ 6,569,742
	Total Food Products	$6,569,742

	Health Care Equipment & Supplies — 5.2%
39,600	Hoya Corp.	$ 4,415,157
338,700	Olympus Corp.	4,623,125
388,063	Smith & Nephew Plc	5,243,363
	Total Health Care Equipment & Supplies	$14,281,645

	Household Durables — 7.1%
476,199	Ariston Holding NV	$ 3,754,243
539,300	Panasonic Holdings Corp.	6,230,148
297,016	Persimmon Plc	3,994,670
65,300	Sony Group Corp.	5,433,572
	Total Household Durables	$19,412,633

	Household Products — 1.9%
70,556	Reckitt Benckiser Group Plc	$ 5,091,549
	Total Household Products	$5,091,549

	Independent Power and Renewable Electricity Producers — 2.6%
170,376	RWE AG	$ 7,031,675
	Total Independent Power and Renewable Electricity Producers	$7,031,675

	Industrial Conglomerates — 1.3%
23,552	Siemens AG	$ 3,547,384
	Total Industrial Conglomerates	$3,547,384

	Insurance — 1.0%
5,761	Zurich Insurance Group AG	$ 2,703,812
	Total Insurance	$2,703,812

Pioneer International Equity Fund |  | 8/31/232

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Shares		Value
	Life Sciences Tools & Services — 1.8%
9,112	Lonza Group AG	$ 5,027,929
	Total Life Sciences Tools & Services	$5,027,929

	Metals & Mining — 3.3%
234,000	Barrick Gold Corp.	$ 3,792,629
127,962	Teck Resources, Ltd., Class B	5,287,390
	Total Metals & Mining	$9,080,019

	Oil, Gas & Consumable Fuels — 7.6%
836,386	BP Plc	$ 5,164,809
454,400	Inpex Corp.	6,390,973
396,947+#	Rosneft Oil Co. PJSC	115,264
148,000	Shell Plc (A.D.R.)	9,189,320
	Total Oil, Gas & Consumable Fuels	$20,860,366

	Pharmaceuticals — 6.6%
32,619	Merck KGaA	$ 5,868,881
107,799	Pfizer, Inc.	3,813,929
77,234	Sanofi	8,218,592
	Total Pharmaceuticals	$17,901,402

	Professional Services — 2.6%
221,051	RELX Plc	$ 7,201,153
	Total Professional Services	$7,201,153

	Semiconductors & Semiconductor Equipment — 4.4%
51,524(a)	Advanced Micro Devices, Inc.	$ 5,447,117
53,114	Infineon Technologies AG	1,901,536
268,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,618,494
	Total Semiconductors & Semiconductor Equipment	$11,967,147

	Technology Hardware, Storage & Peripherals — 2.0%
108,705	Samsung Electronics Co., Ltd.	$ 5,499,250
	Total Technology Hardware, Storage & Peripherals	$5,499,250

	Textiles, Apparel & Luxury Goods — 1.4%
4,412	LVMH Moet Hennessy Louis Vuitton SE	$ 3,731,570
	Total Textiles, Apparel & Luxury Goods	$3,731,570

	Trading Companies & Distributors — 2.1%
94,349(a)	AerCap Holdings NV	$ 5,804,350
	Total Trading Companies & Distributors	$5,804,350

	Total Common Stocks (Cost $245,282,684)	$262,621,404

3Pioneer International Equity Fund |  | 8/31/23

Shares		Value

	SHORT TERM INVESTMENTS — 1.7% of Net Assets
	Open-End Fund — 1.7%
4,562,942(b)	Dreyfus Government Cash Management, Institutional Shares, 5.21%	$ 4,562,942
		$4,562,942

	TOTAL SHORT TERM INVESTMENTS (Cost $4,562,942)	$4,562,942

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.9% (Cost $249,845,626)	$267,184,346
	OTHER ASSETS AND LIABILITIES — 2.1%	$5,807,738
	net assets — 100.0%	$272,992,084

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At August 31, 2023, the value of these securities amounted to $13,128,675, or 4.8% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,482,582	$69,122
Rosneft Oil Co. PJSC	6/23/2021	3,131,033	115,264
Total Restricted Securities			$184,386
% of Net assets			0.1%
Pioneer International Equity Fund |  | 8/31/234

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Distribution of investments by country of domicile (excluding short-term investments) as a percentage of total investments in securities, is as follows:
Japan	22.5%
United Kingdom	16.2%
Germany	11.1%
Ireland	7.1%
France	6.7%
Switzerland	6.6%
South Korea	5.8%
Italy	5.3%
Netherlands	5.0%
United States	3.5%
Canada	3.4%
China	3.1%
Mexico	1.8%
Taiwan	1.8%
Other (individually less than 1%)	0.1%
100.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	5,391,884	CNY	38,800,000	Goldman Sachs & Co.	2/21/24	$(10,519)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(10,519)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
CNY	— China Yuan Renminbi
USD	— United States Dollar
5Pioneer International Equity Fund |  | 8/31/23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of August 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$4,776,757	$35,980,630	$—	$40,757,387
Biotechnology	824,622	—	—	824,622
Consumer Staples Distribution & Retail	—	6,771,978	69,122	6,841,100
Metals & Mining	5,287,390	3,792,629	—	9,080,019
Oil, Gas & Consumable Fuels	9,189,320	11,555,782	115,264	20,860,366
Pharmaceuticals	3,813,929	14,087,473	—	17,901,402
Semiconductors & Semiconductor Equipment	5,447,117	6,520,030	—	11,967,147
Trading Companies & Distributors	5,804,350	—	—	5,804,350
All Other Common Stocks	—	148,585,011	—	148,585,011
Open-End Fund	4,562,942	—	—	4,562,942
Total Investments in Securities	$39,706,427	$227,293,533	$184,386	$267,184,346
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(10,519)	$—	$(10,519)
Total Other Financial Instruments	$—	$(10,519)	$—	$(10,519)
During the period ended August 31, 2023, there were no significant transfers in or out of Level 3.
Pioneer International Equity Fund |  | 8/31/236